CONDENSED CONSOLIDATING FINANCIAL INFORMATION - Statements of Cash Flows (Details) - USD ($)				1 Months Ended		12 Months Ended
	Mar. 07, 2018	Nov. 02, 2017	Oct. 16, 2017	Aug. 31, 2017	May 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities
Net cash provided by (used in) continuing operating activities						$ 523,656,000	$ 425,238,000	$ 328,793,000
Net cash provided by discontinued operating activities						10,808,000	9,666,000	566,000
Net cash provided by operating activities						534,464,000	434,904,000	329,359,000
Cash flows from investing activities
Purchase of property, equipment and software						(14,033,000)	(8,717,000)	(15,997,000)
Originations of loans, net						(577,963,000)	(402,773,000)	(269,975,000)
Cash paid for Zibby Investment						(958,000)	(5,600,000)	0
Net cash used in continuing investing activities						(592,954,000)	(417,090,000)	(285,972,000)
Net cash used in discontinued investing activities						(27,891,000)	(15,761,000)	(11,701,000)
Net cash used in investing activities						(620,845,000)	(432,851,000)	(297,673,000)
Cash flows from financing activities
Proceeds from credit facilities								30,000,000
Payments on credit facilities								(38,050,000)
Dividends (paid) received							0
Payments on 12.00% Senior Cash Pay Notes						0	(125,000,000)	0
Payments of call premiums from early debt extinguishments						(69,650,000)	0	0
Debt issuance costs paid						(18,609,000)	(18,701,000)	(5,346,000)
Proceeds from exercise of stock options						559,000	0	0
Dividends paid to stockholders		$ (140,000,000)	$ (5,500,000)	$ (8,500,000)	$ (28,000,000)	0	(182,000,000)	0
Payments to net share settle RSU's						(1,942,000)
Net proceeds from issuance of common stock	$ 77,500,000					11,167,000	81,117,000	0
Net cash provided by (used in) financing activities						19,092,000	(36,691,000)	59,382,000
Effect of exchange rate changes on cash and restricted cash						(7,345,000)	7,776,000	(2,039,000)
Net (decrease) increase in cash and restricted cash						(74,634,000)	(26,862,000)	89,029,000
Cash and restricted cash at beginning of period						174,491,000	201,353,000	112,324,000
Cash and restricted cash at end of period						99,857,000	174,491,000	201,353,000
Cash and restricted cash of discontinued operations at end of period						13,243,000	12,460,000	14,029,000
Cash and restricted cash of continuing operations at end of period						86,614,000	162,031,000	187,324,000
Non-Recourse U.S. SPV Facility and ABL Facility | Line of Credit
Cash flows from financing activities
Proceeds from credit facilities						17,000,000	60,130,000	91,717,000
Payments on credit facilities						(141,590,000)	(27,257,000)	0
Non-Recourse Canada SPV Facility | Line of Credit
Cash flows from financing activities
Proceeds from credit facilities						117,157,000	0	0
12.00% Senior Secured Notes
Cash flows from financing activities
Payments on Senior Secured Notes						(605,000,000)	0	0
Proceeds from issuance of Senior Secured Notes						0	601,054,000	0
8.25% Senior Notes Due 2025
Cash flows from financing activities
Proceeds from issuance of Senior Secured Notes						690,000,000	0	0
10.75% Senior Secured Notes
Cash flows from financing activities
Payments on Senior Secured Notes						0	(426,034,000)	(18,939,000)
Revolving Credit Facility
Cash flows from financing activities
Proceeds from credit facilities								91,717,000
Revolving Credit Facility | Line of Credit
Cash flows from financing activities
Proceeds from credit facilities						131,902,000	43,084,000
Payments on credit facilities						(111,902,000)	(43,084,000)
Revolving Credit Facility | Non-Recourse U.S. SPV Facility and ABL Facility
Cash flows from financing activities
Proceeds from credit facilities						17,000,000	60,130,000
Payments on credit facilities						(141,590,000)	(27,257,000)
Revolving Credit Facility | Non-Recourse Canada SPV Facility
Cash flows from financing activities
Proceeds from credit facilities						117,157,000
Eliminations
Cash flows from operating activities
Net cash provided by (used in) continuing operating activities						4,169,000
Net cash provided by discontinued operating activities						0
Net cash provided by operating activities						4,169,000
Cash flows from investing activities
Purchase of property, equipment and software						0
Originations of loans, net						0
Cash paid for Zibby Investment						0
Net cash used in continuing investing activities						0
Net cash used in discontinued investing activities						0
Net cash used in investing activities						0
Cash flows from financing activities
Payments of call premiums from early debt extinguishments						0
Debt issuance costs paid						0
Proceeds from exercise of stock options						0
Payments to net share settle RSU's						0
Net proceeds from issuance of common stock						0
Net cash provided by (used in) financing activities						0
Effect of exchange rate changes on cash and restricted cash						(4,169,000)
Net (decrease) increase in cash and restricted cash						0
Cash and restricted cash at beginning of period						0
Cash and restricted cash at end of period						0	0
Cash and restricted cash of discontinued operations at end of period						0
Cash and restricted cash of continuing operations at end of period						0
Eliminations | 12.00% Senior Secured Notes
Cash flows from financing activities
Payments on Senior Secured Notes						0
Eliminations | 8.25% Senior Notes Due 2025
Cash flows from financing activities
Proceeds from issuance of Senior Secured Notes						0
Eliminations | Revolving Credit Facility | Line of Credit
Cash flows from financing activities
Proceeds from credit facilities						0
Payments on credit facilities						0
Eliminations | Revolving Credit Facility | Non-Recourse U.S. SPV Facility and ABL Facility
Cash flows from financing activities
Proceeds from credit facilities						0
Payments on credit facilities						0
Eliminations | Revolving Credit Facility | Non-Recourse Canada SPV Facility
Cash flows from financing activities
Proceeds from credit facilities						0
Subsidiary Guarantors | Reportable Legal Entities
Cash flows from operating activities
Net cash provided by (used in) continuing operating activities							175,213,000	157,903,000
Net cash provided by discontinued operating activities							0	0
Net cash provided by operating activities							175,213,000	157,903,000
Cash flows from investing activities
Purchase of property, equipment and software							(7,406,000)	(10,105,000)
Originations of loans, net							(177,687,000)	(81,711,000)
Cash paid for Zibby Investment							0
Net cash used in continuing investing activities							(185,093,000)	(91,816,000)
Net cash used in discontinued investing activities							0	0
Net cash used in investing activities							(185,093,000)	(91,816,000)
Cash flows from financing activities
Proceeds from credit facilities								0
Payments on credit facilities								0
Dividends (paid) received							0
Payments on 12.00% Senior Cash Pay Notes							0
Debt issuance costs paid							0	0
Dividends paid to stockholders							0
Net proceeds from issuance of common stock							0
Net cash provided by (used in) financing activities							0	0
Effect of exchange rate changes on cash and restricted cash							0	0
Net (decrease) increase in cash and restricted cash							(9,880,000)	66,087,000
Cash and restricted cash at beginning of period						119,056,000	128,936,000	62,849,000
Cash and restricted cash at end of period							119,056,000	128,936,000
Cash and restricted cash of discontinued operations at end of period							0	0
Cash and restricted cash of continuing operations at end of period							119,056,000	128,936,000
Subsidiary Guarantors | Reportable Legal Entities | 12.00% Senior Secured Notes
Cash flows from financing activities
Proceeds from issuance of Senior Secured Notes							0
Subsidiary Guarantors | Reportable Legal Entities | 10.75% Senior Secured Notes
Cash flows from financing activities
Payments on Senior Secured Notes							0	0
Subsidiary Guarantors | Reportable Legal Entities | Revolving Credit Facility
Cash flows from financing activities
Proceeds from credit facilities								0
Subsidiary Guarantors | Reportable Legal Entities | Revolving Credit Facility | Line of Credit
Cash flows from financing activities
Proceeds from credit facilities							0
Payments on credit facilities							0
Subsidiary Guarantors | Reportable Legal Entities | Revolving Credit Facility | Non-Recourse U.S. SPV Facility and ABL Facility
Cash flows from financing activities
Proceeds from credit facilities							0
Payments on credit facilities							0
Subsidiary Non-Guarantors | Reportable Legal Entities
Cash flows from operating activities
Net cash provided by (used in) continuing operating activities						16,308,000	59,307,000	95,600,000
Net cash provided by discontinued operating activities						10,808,000	9,666,000	566,000
Net cash provided by operating activities						27,116,000	68,973,000	96,166,000
Cash flows from investing activities
Purchase of property, equipment and software						(2,928,000)	(1,311,000)	(5,872,000)
Originations of loans, net						(7,228,000)	(74,833,000)	(56,764,000)
Cash paid for Zibby Investment						0	0
Net cash used in continuing investing activities						(10,156,000)	(76,144,000)	(62,636,000)
Net cash used in discontinued investing activities						(27,891,000)	(15,761,000)	(11,701,000)
Net cash used in investing activities						(38,047,000)	(91,905,000)	(74,337,000)
Cash flows from financing activities
Proceeds from credit facilities								0
Payments on credit facilities								0
Dividends (paid) received							0
Payments on 12.00% Senior Cash Pay Notes							0
Payments of call premiums from early debt extinguishments						0
Debt issuance costs paid						0	0	0
Proceeds from exercise of stock options						0
Dividends paid to stockholders							0
Payments to net share settle RSU's						0
Net proceeds from issuance of common stock						0	0
Net cash provided by (used in) financing activities						0	0	0
Effect of exchange rate changes on cash and restricted cash						(2,933,000)	4,262,000	(2,666,000)
Net (decrease) increase in cash and restricted cash						(13,864,000)	(18,670,000)	19,163,000
Cash and restricted cash at beginning of period						48,484,000	67,154,000	47,991,000
Cash and restricted cash at end of period						34,620,000	48,484,000	67,154,000
Cash and restricted cash of discontinued operations at end of period						13,243,000	12,460,000	14,029,000
Cash and restricted cash of continuing operations at end of period						21,377,000	36,024,000	53,125,000
Subsidiary Non-Guarantors | Reportable Legal Entities | 12.00% Senior Secured Notes
Cash flows from financing activities
Payments on Senior Secured Notes						0
Proceeds from issuance of Senior Secured Notes							0
Subsidiary Non-Guarantors | Reportable Legal Entities | 8.25% Senior Notes Due 2025
Cash flows from financing activities
Proceeds from issuance of Senior Secured Notes						0
Subsidiary Non-Guarantors | Reportable Legal Entities | 10.75% Senior Secured Notes
Cash flows from financing activities
Payments on Senior Secured Notes							0	0
Subsidiary Non-Guarantors | Reportable Legal Entities | Revolving Credit Facility
Cash flows from financing activities
Proceeds from credit facilities								0
Subsidiary Non-Guarantors | Reportable Legal Entities | Revolving Credit Facility | Line of Credit
Cash flows from financing activities
Proceeds from credit facilities						44,902,000	8,084,000
Payments on credit facilities						(44,902,000)	(8,084,000)
Subsidiary Non-Guarantors | Reportable Legal Entities | Revolving Credit Facility | Non-Recourse U.S. SPV Facility and ABL Facility
Cash flows from financing activities
Proceeds from credit facilities						0	0
Payments on credit facilities						0	0
Subsidiary Non-Guarantors | Reportable Legal Entities | Revolving Credit Facility | Non-Recourse Canada SPV Facility
Cash flows from financing activities
Proceeds from credit facilities						0
SPV Subs | Reportable Legal Entities
Cash flows from operating activities
Net cash provided by (used in) continuing operating activities							98,075,000	47,899,000
Net cash provided by discontinued operating activities							0	0
Net cash provided by operating activities							98,075,000	47,899,000
Cash flows from investing activities
Purchase of property, equipment and software							0	0
Originations of loans, net							(150,253,000)	(131,500,000)
Cash paid for Zibby Investment							0
Net cash used in continuing investing activities							(150,253,000)	(131,500,000)
Net cash used in discontinued investing activities							0	0
Net cash used in investing activities							(150,253,000)	(131,500,000)
Cash flows from financing activities
Proceeds from credit facilities								0
Payments on credit facilities								0
Dividends (paid) received							0
Payments on 12.00% Senior Cash Pay Notes							0
Debt issuance costs paid							0	(5,346,000)
Dividends paid to stockholders							0
Net proceeds from issuance of common stock							0
Net cash provided by (used in) financing activities							56,279,000	86,371,000
Effect of exchange rate changes on cash and restricted cash							0	0
Net (decrease) increase in cash and restricted cash							4,101,000	2,770,000
Cash and restricted cash at beginning of period						6,871,000	2,770,000	0
Cash and restricted cash at end of period							6,871,000	2,770,000
Cash and restricted cash of discontinued operations at end of period							0	0
Cash and restricted cash of continuing operations at end of period							6,871,000	2,770,000
SPV Subs | Reportable Legal Entities | 12.00% Senior Secured Notes
Cash flows from financing activities
Proceeds from issuance of Senior Secured Notes							0
SPV Subs | Reportable Legal Entities | 10.75% Senior Secured Notes
Cash flows from financing activities
Payments on Senior Secured Notes							0	0
SPV Subs | Reportable Legal Entities | Revolving Credit Facility
Cash flows from financing activities
Proceeds from credit facilities								91,717,000
SPV Subs | Reportable Legal Entities | Revolving Credit Facility | Line of Credit
Cash flows from financing activities
Proceeds from credit facilities							0
Payments on credit facilities							0
SPV Subs | Reportable Legal Entities | Revolving Credit Facility | Non-Recourse U.S. SPV Facility and ABL Facility
Cash flows from financing activities
Proceeds from credit facilities							58,540,000
Payments on credit facilities							(2,261,000)
Canada SPV | Reportable Legal Entities
Cash flows from operating activities
Net cash provided by (used in) continuing operating activities						72,648,000
Net cash provided by discontinued operating activities						0
Net cash provided by operating activities						72,648,000
Cash flows from investing activities
Purchase of property, equipment and software						0
Originations of loans, net						(172,193,000)
Cash paid for Zibby Investment						0
Net cash used in continuing investing activities						(172,193,000)
Net cash used in discontinued investing activities						0
Net cash used in investing activities						(172,193,000)
Cash flows from financing activities
Payments of call premiums from early debt extinguishments						0
Debt issuance costs paid						(4,529,000)
Proceeds from exercise of stock options						0
Payments to net share settle RSU's						0
Net proceeds from issuance of common stock						0
Net cash provided by (used in) financing activities						112,628,000
Effect of exchange rate changes on cash and restricted cash						(243,000)
Net (decrease) increase in cash and restricted cash						12,840,000
Cash and restricted cash at beginning of period						0
Cash and restricted cash at end of period						12,840,000	0
Cash and restricted cash of discontinued operations at end of period						0
Cash and restricted cash of continuing operations at end of period						12,840,000
Canada SPV | Reportable Legal Entities | 12.00% Senior Secured Notes
Cash flows from financing activities
Payments on Senior Secured Notes						0
Canada SPV | Reportable Legal Entities | 8.25% Senior Notes Due 2025
Cash flows from financing activities
Proceeds from issuance of Senior Secured Notes						0
Canada SPV | Reportable Legal Entities | Revolving Credit Facility | Line of Credit
Cash flows from financing activities
Proceeds from credit facilities						0
Payments on credit facilities						0
Canada SPV | Reportable Legal Entities | Revolving Credit Facility | Non-Recourse U.S. SPV Facility and ABL Facility
Cash flows from financing activities
Proceeds from credit facilities						0
Payments on credit facilities						0
Canada SPV | Reportable Legal Entities | Revolving Credit Facility | Non-Recourse Canada SPV Facility
Cash flows from financing activities
Proceeds from credit facilities						117,157,000
Subsidiaries
Cash flows from operating activities
Net cash provided by (used in) continuing operating activities							511,438,000	330,195,000
Net cash provided by discontinued operating activities							9,666,000	566,000
Net cash provided by operating activities							521,104,000	330,761,000
Cash flows from investing activities
Purchase of property, equipment and software							(8,717,000)	(15,997,000)
Originations of loans, net							(402,773,000)	(269,975,000)
Cash paid for Zibby Investment							(5,600,000)
Net cash used in continuing investing activities							(417,090,000)	(285,972,000)
Net cash used in discontinued investing activities							(15,761,000)	(11,701,000)
Net cash used in investing activities							(432,851,000)	(297,673,000)
Cash flows from financing activities
Proceeds from credit facilities								30,000,000
Payments on credit facilities								(38,050,000)
Dividends (paid) received							(312,083,000)
Payments on 12.00% Senior Cash Pay Notes							0
Debt issuance costs paid							(18,701,000)	(5,346,000)
Dividends paid to stockholders							0
Net proceeds from issuance of common stock							0
Net cash provided by (used in) financing activities							(122,891,000)	59,382,000
Effect of exchange rate changes on cash and restricted cash							7,776,000	(2,039,000)
Net (decrease) increase in cash and restricted cash							(26,862,000)	90,431,000
Cash and restricted cash at beginning of period						174,411,000	201,273,000	110,842,000
Cash and restricted cash at end of period							174,411,000	201,273,000
Cash and restricted cash of discontinued operations at end of period							12,460,000	14,029,000
Cash and restricted cash of continuing operations at end of period							161,951,000	187,244,000
Subsidiaries | 12.00% Senior Secured Notes
Cash flows from financing activities
Proceeds from issuance of Senior Secured Notes							601,054,000
Subsidiaries | 10.75% Senior Secured Notes
Cash flows from financing activities
Payments on Senior Secured Notes							(426,034,000)	(18,939,000)
Subsidiaries | Revolving Credit Facility
Cash flows from financing activities
Proceeds from credit facilities								91,717,000
Subsidiaries | Revolving Credit Facility | Line of Credit
Cash flows from financing activities
Proceeds from credit facilities							43,084,000
Payments on credit facilities							(43,084,000)
Subsidiaries | Revolving Credit Facility | Non-Recourse U.S. SPV Facility and ABL Facility
Cash flows from financing activities
Proceeds from credit facilities							60,130,000
Payments on credit facilities							(27,257,000)
Subsidiaries | Eliminations
Cash flows from operating activities
Net cash provided by (used in) continuing operating activities							(3,514,000)	(627,000)
Net cash provided by discontinued operating activities							0	0
Net cash provided by operating activities							(3,514,000)	(627,000)
Cash flows from investing activities
Purchase of property, equipment and software							0	0
Originations of loans, net							0	0
Cash paid for Zibby Investment							0
Net cash used in continuing investing activities							0	0
Net cash used in discontinued investing activities							0	0
Net cash used in investing activities							0	0
Cash flows from financing activities
Proceeds from credit facilities								0
Payments on credit facilities								0
Dividends (paid) received							0
Payments on 12.00% Senior Cash Pay Notes							0
Debt issuance costs paid							0	0
Dividends paid to stockholders							0
Net proceeds from issuance of common stock							0
Net cash provided by (used in) financing activities							0	0
Effect of exchange rate changes on cash and restricted cash							3,514,000	627,000
Net (decrease) increase in cash and restricted cash							0	0
Cash and restricted cash at beginning of period						0	0	0
Cash and restricted cash at end of period							0	0
Cash and restricted cash of discontinued operations at end of period							0	0
Cash and restricted cash of continuing operations at end of period							0	0
Subsidiaries | Eliminations | 12.00% Senior Secured Notes
Cash flows from financing activities
Proceeds from issuance of Senior Secured Notes							0
Subsidiaries | Eliminations | 10.75% Senior Secured Notes
Cash flows from financing activities
Payments on Senior Secured Notes							0	0
Subsidiaries | Eliminations | Revolving Credit Facility
Cash flows from financing activities
Proceeds from credit facilities								0
Subsidiaries | Eliminations | Revolving Credit Facility | Line of Credit
Cash flows from financing activities
Proceeds from credit facilities							0
Payments on credit facilities							0
Subsidiaries | Eliminations | Revolving Credit Facility | Non-Recourse U.S. SPV Facility and ABL Facility
Cash flows from financing activities
Proceeds from credit facilities							0
Payments on credit facilities							0
CURO
Cash flows from operating activities
Net cash provided by (used in) continuing operating activities						(674,290,000)	(86,200,000)	(1,402,000)
Net cash provided by discontinued operating activities						0	0	0
Net cash provided by operating activities						(674,290,000)	(86,200,000)	(1,402,000)
Cash flows from investing activities
Purchase of property, equipment and software						0	0	0
Originations of loans, net						0	0	0
Cash paid for Zibby Investment						0	0
Net cash used in continuing investing activities						0	0	0
Net cash used in discontinued investing activities						0	0	0
Net cash used in investing activities						0	0	0
Cash flows from financing activities
Proceeds from credit facilities								0
Payments on credit facilities								0
Dividends (paid) received							312,083,000
Payments on 12.00% Senior Cash Pay Notes							(125,000,000)
Payments of call premiums from early debt extinguishments						0
Debt issuance costs paid						(13,848,000)	0	0
Proceeds from exercise of stock options						0
Dividends paid to stockholders							(182,000,000)
Payments to net share settle RSU's						(1,942,000)
Net proceeds from issuance of common stock						0	81,117,000
Net cash provided by (used in) financing activities						674,210,000	86,200,000	0
Effect of exchange rate changes on cash and restricted cash						0	0	0
Net (decrease) increase in cash and restricted cash						(80,000)	0	(1,402,000)
Cash and restricted cash at beginning of period						80,000	80,000	1,482,000
Cash and restricted cash at end of period						0	80,000	80,000
Cash and restricted cash of discontinued operations at end of period						0	0	0
Cash and restricted cash of continuing operations at end of period						0	80,000	80,000
CURO | 12.00% Senior Secured Notes
Cash flows from financing activities
Payments on Senior Secured Notes						0
Proceeds from issuance of Senior Secured Notes							0
CURO | 8.25% Senior Notes Due 2025
Cash flows from financing activities
Proceeds from issuance of Senior Secured Notes						690,000,000
CURO | 10.75% Senior Secured Notes
Cash flows from financing activities
Payments on Senior Secured Notes							0	0
CURO | Revolving Credit Facility
Cash flows from financing activities
Proceeds from credit facilities								0
CURO | Revolving Credit Facility | Line of Credit
Cash flows from financing activities
Proceeds from credit facilities						0	0
Payments on credit facilities						0	0
CURO | Revolving Credit Facility | Non-Recourse U.S. SPV Facility and ABL Facility
Cash flows from financing activities
Proceeds from credit facilities						0	0
Payments on credit facilities						0	0
CURO | Revolving Credit Facility | Non-Recourse Canada SPV Facility
Cash flows from financing activities
Proceeds from credit facilities						0
Subsidiary Guarantors | Reportable Legal Entities
Cash flows from operating activities
Net cash provided by (used in) continuing operating activities						1,104,821,000
Net cash provided by discontinued operating activities						0
Net cash provided by operating activities						1,104,821,000
Cash flows from investing activities
Purchase of property, equipment and software						(11,105,000)
Originations of loans, net						(398,542,000)
Cash paid for Zibby Investment						(958,000)
Net cash used in continuing investing activities						(410,605,000)
Net cash used in discontinued investing activities						0
Net cash used in investing activities						(410,605,000)
Cash flows from financing activities
Payments of call premiums from early debt extinguishments						(69,650,000)
Debt issuance costs paid						(232,000)
Proceeds from exercise of stock options						559,000
Payments to net share settle RSU's						0
Net proceeds from issuance of common stock						11,167,000
Net cash provided by (used in) financing activities						(767,746,000)
Effect of exchange rate changes on cash and restricted cash						0
Net (decrease) increase in cash and restricted cash						(73,530,000)
Cash and restricted cash at beginning of period						125,927,000
Cash and restricted cash at end of period						52,397,000	125,927,000
Cash and restricted cash of discontinued operations at end of period						0
Cash and restricted cash of continuing operations at end of period						52,397,000
Subsidiary Guarantors | Reportable Legal Entities | 12.00% Senior Secured Notes
Cash flows from financing activities
Payments on Senior Secured Notes						(605,000,000)
Subsidiary Guarantors | Reportable Legal Entities | 8.25% Senior Notes Due 2025
Cash flows from financing activities
Proceeds from issuance of Senior Secured Notes						0
Subsidiary Guarantors | Reportable Legal Entities | Revolving Credit Facility | Line of Credit
Cash flows from financing activities
Proceeds from credit facilities						87,000,000
Payments on credit facilities						(67,000,000)
Subsidiary Guarantors | Reportable Legal Entities | Revolving Credit Facility | Non-Recourse U.S. SPV Facility and ABL Facility
Cash flows from financing activities
Proceeds from credit facilities						17,000,000
Payments on credit facilities						(141,590,000)
Subsidiary Guarantors | Reportable Legal Entities | Revolving Credit Facility | Non-Recourse Canada SPV Facility
Cash flows from financing activities
Proceeds from credit facilities						0
CFTC | Subsidiary Issuer | Reportable Legal Entities
Cash flows from operating activities
Net cash provided by (used in) continuing operating activities							(264,670,000)	20,000
Net cash provided by discontinued operating activities							0	0
Net cash provided by operating activities							(264,670,000)	20,000
Cash flows from investing activities
Purchase of property, equipment and software							0	(20,000)
Originations of loans, net							0	0
Cash paid for Zibby Investment							(5,600,000)
Net cash used in continuing investing activities							(5,600,000)	(20,000)
Net cash used in discontinued investing activities							0	0
Net cash used in investing activities							(5,600,000)	(20,000)
Cash flows from financing activities
Proceeds from credit facilities								0
Payments on credit facilities								0
Dividends (paid) received							(312,083,000)
Payments on 12.00% Senior Cash Pay Notes							0
Debt issuance costs paid							(18,701,000)	0
Dividends paid to stockholders							0
Net proceeds from issuance of common stock							0
Net cash provided by (used in) financing activities							270,270,000	0
Effect of exchange rate changes on cash and restricted cash							0	0
Net (decrease) increase in cash and restricted cash							0	0
Cash and restricted cash at beginning of period						0	0	0
Cash and restricted cash at end of period							0	0
Cash and restricted cash of discontinued operations at end of period							0	0
Cash and restricted cash of continuing operations at end of period							0	0
CFTC | Subsidiary Issuer | Reportable Legal Entities | 12.00% Senior Secured Notes
Cash flows from financing activities
Proceeds from issuance of Senior Secured Notes							601,054,000
CFTC | Subsidiary Issuer | Reportable Legal Entities | 10.75% Senior Secured Notes
Cash flows from financing activities
Payments on Senior Secured Notes							0	0
CFTC | Subsidiary Issuer | Reportable Legal Entities | Revolving Credit Facility
Cash flows from financing activities
Proceeds from credit facilities								0
CFTC | Subsidiary Issuer | Reportable Legal Entities | Revolving Credit Facility | Line of Credit
Cash flows from financing activities
Proceeds from credit facilities							35,000,000
Payments on credit facilities							(35,000,000)
CFTC | Subsidiary Issuer | Reportable Legal Entities | Revolving Credit Facility | Non-Recourse U.S. SPV Facility and ABL Facility
Cash flows from financing activities
Proceeds from credit facilities							0
Payments on credit facilities							0
CURO Intermediate | Subsidiary Issuer | Reportable Legal Entities
Cash flows from operating activities
Net cash provided by (used in) continuing operating activities							447,027,000	29,400,000
Net cash provided by discontinued operating activities							0	0
Net cash provided by operating activities							447,027,000	29,400,000
Cash flows from investing activities
Purchase of property, equipment and software							0	0
Originations of loans, net							0	0
Cash paid for Zibby Investment							0
Net cash used in continuing investing activities							0	0
Net cash used in discontinued investing activities							0	0
Net cash used in investing activities							0	0
Cash flows from financing activities
Proceeds from credit facilities								30,000,000
Payments on credit facilities								(38,050,000)
Dividends (paid) received							0
Payments on 12.00% Senior Cash Pay Notes							0
Debt issuance costs paid							0	0
Dividends paid to stockholders							0
Net proceeds from issuance of common stock							0
Net cash provided by (used in) financing activities							(449,440,000)	(26,989,000)
Effect of exchange rate changes on cash and restricted cash							0	0
Net (decrease) increase in cash and restricted cash							(2,413,000)	2,411,000
Cash and restricted cash at beginning of period						$ 0	2,413,000	2,000
Cash and restricted cash at end of period							0	2,413,000
Cash and restricted cash of discontinued operations at end of period							0	0
Cash and restricted cash of continuing operations at end of period							0	2,413,000
CURO Intermediate | Subsidiary Issuer | Reportable Legal Entities | 12.00% Senior Secured Notes
Cash flows from financing activities
Proceeds from issuance of Senior Secured Notes							0
CURO Intermediate | Subsidiary Issuer | Reportable Legal Entities | 10.75% Senior Secured Notes
Cash flows from financing activities
Payments on Senior Secured Notes							(426,034,000)	(18,939,000)
CURO Intermediate | Subsidiary Issuer | Reportable Legal Entities | Revolving Credit Facility
Cash flows from financing activities
Proceeds from credit facilities								$ 0
CURO Intermediate | Subsidiary Issuer | Reportable Legal Entities | Revolving Credit Facility | Line of Credit
Cash flows from financing activities
Proceeds from credit facilities							0
Payments on credit facilities							0
CURO Intermediate | Subsidiary Issuer | Reportable Legal Entities | Revolving Credit Facility | Non-Recourse U.S. SPV Facility and ABL Facility
Cash flows from financing activities
Proceeds from credit facilities							1,590,000
Payments on credit facilities							$ (24,996,000)